SUMMARY OF ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 06, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Aug. 05, 2021	Jun. 30, 2021	Mar. 31, 2019
Foreign financial institutions actual deposits		$ 125,000		$ 125,000		$ 225,000	$ 200,000
Future inventory returns		1,978,000		1,978,000		528,000
Inventory reserves		934,000		934,000		636,000
Deferred financing costs									$ 38,000
Co-op promotion incentives		796,000	$ 858,000	1,805,000	$ 2,032,000	2,000,000.0	2,900,000
Reserve for sales returns		2,922,000	2,966,000	2,922,000	2,966,000	960,000	1,224,000			$ 896,000
Shipping and handling expenses		369,000	512,000	654,000	900,000	1,200,000	1,200,000
Stock option expense		3,000	5,000	16,000	5,000	10,000	20,000
Research and development costs		11,000	33,000	$ 61,000	$ 48,000	$ 100,000	$ 100,000
Effective income tax rate, percentage				11.00%	23.00%	17.40%	18.10%
Deferred tax assets		638,000		$ 638,000		$ 887,000
Income tax provision		$ 102,886	$ 263,932	$ 248,664	$ 1,006,135	$ 456,869	$ (641,814)
Percentage of tax benefits recognized likelihood of being realized				greater than 50%		greater than 50%
Potentially dilutive securities		225,000	271,000	322,000	374,000
Percentage of reserves for customers						100.00%
Future inventory returns						$ 1,000,000.0	1,400,000
Inventory reserves		$ 934,000		$ 934,000		636,000	400,000
Reserve for sales returns		$ 2,922,457		$ 2,922,457		$ 960,000	$ 1,224,000
Expected dividend yield	0.00%			0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.65%					0.18%	2.08%
Volatility rate	168.00%					146.70%	194.50%
Expected term				3 years	3 years	3 years	3 years
Stock compensation expense						$ 12,500	$ 12,500
Options to purchase						750,000	2,230,000
Options And Warrants [Member]
Potentially dilutive securities		35,416,667	730,000	35,416,667	730,000
Pre-Funded Warrants [Member]
Warrants to purchase								16,833,333